Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
8.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	June 30, 2025	December 31, 2024
Long-term debt and other financial liabilities	289,237	261,451
Less: Deferred financing costs and debt discounts	(4,208)	(3,864)
Total	285,029	257,587
Less - current portion	(61,238)	(37,401)
Long-term portion	223,791	220,186

Details of the Company’s secured credit and other financial liabilities are discussed in Note 8 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on March 21, 2025, and are supplemented by the below new activities within the period.

New Loan Facilities during the six-month period ended June 30, 2025

February 2025 Piraeus Bank Loan Facility

On February 24, 2025, the Company entered into a facility agreement with Piraeus Bank S.A. (“Piraeus Bank”) for a $53,560 term loan for the purpose of (i) refinancing the June 2022 Piraeus Bank Loan Facility, which was secured by the Worldship and Honorship and (ii) partially financing the acquisition cost of the Meiship. The facility was drawn on February 25, 2025. The loan bears interest of term SOFR plus a margin of 2.05% per annum. The interest margin can be decreased by 0.05% per vessel based on the achievement of certain emission thresholds. The term is five years and the repayment schedule comprises 20 quarterly installments of $1,450 and a final balloon of $24,560 payable together with the final installment. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 70% until maturity. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 125% until the second anniversary of the drawdown date and 130% thereafter until the maturity of the loan. The borrowers are required to maintain an aggregate minimum liquidity of $3,000 in their operating accounts. As of June 30, 2025, the amount outstanding under the February 2025 Piraeus Bank Loan Facility was $52,110.

Loan Facilities repaid during the six-month period ended June 30, 2025

June 2022 Piraeus Bank Loan Facility

On February 27, 2025, the Company fully refinanced the outstanding amount of $24,000 using the proceeds from the February 2025 Piraeus Bank Loan Facility and all securities created in favor of Piraeus Bank were irrevocably and unconditionally released.

August 2021 Alpha Bank Loan Facility

On March 20, 2025, the Company fully refinanced the outstanding amount of $10,885 under the Tranche A and $4,434 under the Tranche B of the facility using the proceeds from the Huarong Squireship Sale and Leaseback and the Huarong Friendship Sale and Leaseback, respectively, and all securities created in favor of Alpha Bank S.A. were irrevocably and unconditionally released. On that date, as a result of the refinancing, an amount of $28 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

Other Financial Liabilities – Sale and Leaseback Transactions

New Sale and Leaseback Activities during the six-month period ended June 30, 2025

Huarong Squireship Sale and Leaseback

On March 13, 2025, the Company entered into a $18,000 sale and leaseback agreement for Squireship with an affiliate of China Huarong Shipping Financial Leasing Company Ltd. (“Huarong”) to refinance the Tranche A of the August 2021 Alpha Bank Loan Facility, secured by the Squireship. The agreement became effective on March 20, 2025, upon the delivery of the Squireship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Squireship continues to be recorded as an asset on the Company’s balance sheet. The charterhire principal amortizes in 20 quarterly installments of $475 along with a balloon payment of $8,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.15% per annum. The Company has continuous options to repurchase the vessel at any time throughout the bareboat charter period and at predetermined prices as set forth in the agreement following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. As of June 30, 2025, the amount outstanding under the Huarong Squireship Sale and Leaseback was $17,525.

Huarong Friendship Sale and Leaseback

On March 13, 2025, the Company entered into a $16,500 sale and leaseback agreement for Friendship with an affiliate of Huarong to refinance the Tranche B of the August 2021 Alpha Bank Loan Facility, secured by the Friendship. The agreement became effective on March 20, 2025, upon the delivery of the Friendship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The charterhire principal amortizes in 20 quarterly installments of $443 along with a balloon payment of $7,650 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.15% per annum. The Company has continuous options to repurchase the vessel at any time throughout the bareboat charter period and at predetermined prices as set forth in the agreement following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. As of June 30, 2025, the amount outstanding under the Huarong Friendship Sale and Leaseback was $16,058.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear either floating interest at SOFR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of June 30, 2025, the Company was in compliance with all covenants relating to its loan facilities as at that date.
As of June 30, 2025, twelve of the Company’s owned vessels, having a net carrying value of $311,734, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s eight bareboat chartered vessels, having a net carrying value of $196,466 as of June 30, 2025, have been financed through sale and leaseback agreements. As is typical in leaseback agreements, the title of ownership is held by the relevant lenders.

The annual principal payments required to be made after June 30, 2025 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2026	62,872
2027	43,216
2028	46,445
2029	56,302
Thereafter	80,402
Total	289,237